Basis of preparation of the Condensed consolidated interim accounts (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of basis of preparation of consolidated interim accounts [abstract]
Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	30June2019	31December2018
In accordance with IFRS-EU	52,598	50,932
Adjustment of the EU IAS 39 carve-out	–3,560	–2,460
Tax effect of the adjustment	823	577
Effect of adjustment after tax	–2,737	–1,883

Shareholders’ equity	49,862	49,049
Non-voting equity securities
Non-controlling interests	862	803
In accordance with IFRS-IASB Total Equity	50,723	49,851

Reconciliation Net Result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
	Total net result
	1 January to 30 June
	2019	2018
In accordance with IFRS-EU	2,556	2,654
Adjustment of the EU IAS 39 carve-out	–1,093	–75
Tax effect of the adjustment	243	26
Effect of adjustment after tax	–850	–50

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	1,707	2,605
Non-controlling interests	47	51
In accordance with IFRS-IASB net result	1,754	2,656